Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2025
Parent company only condensed financial information
Condensed Balance Sheets
Condensed Balance Sheets

	As of December 31,
	2024		2025
	RMB		RMB	US$ Note 2(g)
	(in millions, except share and per share data)
ASSETS
Cash and cash equivalents	646		5,707	816
Short-term investments	5,191		—	—
Internal balance	35,639		2,613	373
Investments in subsidiaries and consolidated VIEs	230,090		248,355	35,514
Prepayments and other assets	65		76	11

Total assets	271,631		256,751	36,714

LIABILITIES
Unsecured senior notes	24,898		24,434	3,494
Long-term debts	7,188		7,029	1,005
Accrued expenses and other liabilities	198		248	35

Total liabilities	32,284		31,711	4,534

SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,865,069,999 Class A ordinary shares issued and 2,587,296,615 outstanding, 322,483,772 Class B ordinary shares issued and 316,136,640 outstanding as of December 31, 2024; 2,496,519,005 Class A ordinary shares issued and 2,426,347,757 outstanding, 321,776,028 Class B ordinary shares issued and 315,499,494 outstanding as of December 31, 2025.)	—	*	— *	— *
Additional paid-in capital	182,404		141,515	20,236
Statutory reserves	6,688		7,617	1,089
Treasury stock	(27,739)		(7,874)	(1,126)
Retained earnings	76,573		84,957	12,149
Accumulated other comprehensive income/(loss)	1,421		(1,175)	(168)

Total shareholders’ equity	239,347		225,040	32,180

Total liabilities and shareholders’ equity	271,631		256,751	36,714

*	Absolute value is less than RMB1 million or US$1 million.

Condensed Statements of Operations and Comprehensive Income
Condensed Statements of Operations and Comprehensive Income

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(g)
	(in millions)
Net revenues	—	11	26	4
Operating expenses
Marketing	(4)	(5)	(6)	(1)
General and administrative	(204)	(155)	(1,546)	(221)

Loss from operations	(208)	(149)	(1,526)	(218)

Other income/(expense)
Income from subsidiaries and consolidated VIEs	24,967	41,991	21,983	3,143
Other expense, net	(591)	(483)	(826)	(118)

Income before tax	24,168	41,359	19,631	2,807
Income tax expenses	(1)	— *	— *	— *

Net income	24,167	41,359	19,631	2,807

Other comprehensive income/(loss):
Foreign currency translation adjustments	1,862	518	(2,596)	(371)

Total comprehensive income	26,029	41,877	17,035	2,436

*	Absolute value is less than RMB1 million or US$1 million.

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(g)
	(in millions)
Net cash used in operating activities	(765)	(717)	(982)	(140)
Cash flows from investing activities:
Purchase of time deposits and wealth management products	(2,833)	(4,979)	—	—
Maturity of time deposits and wealth management products	—	2,838	5,023	718
Cash received from internal companies	12,633	18,773	32,872	4,700

Net cash provided by investing activities	9,800	16,632	37,895	5,418

Cash flows from financing activities:
Repurchase of ordinary shares	(2,497)	(25,912)	(21,430)	(3,064)
Cash paid for dividends	(6,741)	(8,263)	(10,379)	(1,484)
Proceeds from unsecured senior notes, net of issuance costs	—	13,999	—	—
Other financing activities	33	27	33	5

Net cash used in financing activities	(9,205)	(20,149)	(31,776)	(4,543)

Effect of exchange rate changes on cash and cash equivalents	(71)	92	(76)	(11)

Net (decrease)/increase in cash and cash equivalents	(241)	(4,142)	5,061	724
Cash and cash equivalents at beginning of year	5,029	4,788	646	92

Cash and cash equivalents at end of year	4,788	646	5,707	816